Installment Payment Receivables, Net	12 Months Ended
Dec. 31, 2024
Lessor Disclosure [Abstract]
Installment Payment Receivables, Net
12. Installment Payment Receivables, Net
Installment payment receivables relating to the installment payments for vehicles and batteries from customers consisted of the following:

	As of December 31,
	2023	2024
Current portion of installment payment receivables, net	1,881,755	2,558,756
Non-current portion of installment payment receivables, net	3,027,795	4,448,416

Total	4,909,550	7,007,172

Installment payment receivables consisted of the following:

	As of December 31,
	2023	2024
Current portion of installment payment receivables	1,929,463	2,590,645
Non-current portion of installment payment receivables	3,102,488	4,504,348
Allowance for doubtful accounts	(122,401)	(87,821)

Total	4,909,550	7,007,172

The Group recognized interest income resulting from installment payment sales of RMB204,765, RMB278,199 and RMB338,158 for the years ended December 31,

2022, 2023 and 2024, respectively.

Payment maturity analysis of installment payment receivables for vehicles and batteries for each of the next five years and a reconciliation of the gross receivables to the present value are as follows:

As of December 31, 2024
Within 1 year	2,679,103
Between 1 and 2 years	2,203,402
Between 2 and 3 years	1,570,031
Between 3 and 4 years	978,699
Between 4 and 5 years	330,486
Thereafter	206

Total receivables of installment payments	7,761,927

Less: Unrealized finance income	(666,934)

Installment payment receivables, gross	7,094,993
Less: Allowance for installment payment receivables	(87,821)

Installment payment receivables, net	7,007,172